Deferred offering costs (Tables)	12 Months Ended
Dec. 31, 2022
Deferred offering costs [Abstract]
Schedule of deferred offering costs
	December 31, 2022	December 31, 2021
	EUR	EUR
Deferred offering costs	262,684	-